Due to Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of due to related parties
	As of March 31, 2019	As of March 31, 2018
Due to shareholders	$245,006	$318,455
Due to key management personnel	7,868	8,859
Total	$252,874	$327,314